                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3864

                            Oppenheimer Balanced Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                 Shares            Value
                                                            ---------------   ---------------
COMMON STOCKS--48.2%
CONSUMER DISCRETIONARY--1.8%
MEDIA--1.8%
Jupiter Telecommunications Co. Ltd.                                   9,557   $    10,052,561
CONSUMER STAPLES--5.1%
FOOD & STAPLES RETAILING--0.6%
CVS Caremark Corp.                                                   96,000         3,337,920
FOOD PRODUCTS--2.1%
Nestle SA                                                           195,350        11,438,944
TOBACCO--2.4%
Altria Group, Inc.                                                  181,800         4,475,916
Lorillard, Inc.                                                     110,980         9,107,019
                                                                              ---------------
                                                                                   13,582,935
ENERGY--4.8%
ENERGY EQUIPMENT & SERVICES--1.5%
Halliburton Co.                                                     107,100         4,372,893
Schlumberger Ltd.                                                    44,300         3,699,050
                                                                              ---------------
                                                                                    8,071,943
OIL, GAS & CONSUMABLE FUELS--3.3%
BP plc, ADR                                                          89,200         3,939,964
Chevron Corp.                                                       124,050        11,319,563
CONSOL Energy, Inc.                                                  67,900         3,309,446
                                                                              ---------------
                                                                                   18,568,973
FINANCIALS--5.7%
DIVERSIFIED FINANCIAL SERVICES--2.3%
JPMorgan Chase & Co.                                                306,360        12,995,791
INSURANCE--3.4%
Assurant, Inc.                                                      112,900         4,348,908
Everest Re Group Ltd.                                                76,680         6,503,998
MetLife, Inc.                                                       178,600         7,936,984
                                                                              ---------------
                                                                                   18,789,890
HEALTH CARE--10.1%
BIOTECHNOLOGY--4.2%
Amgen, Inc.(1)                                                      115,940         6,365,106
Genzyme Corp. (General Division)(1)                                  86,170         6,135,304
Gilead Sciences, Inc.(1)                                            178,250         6,459,780
Vanda Pharmaceuticals, Inc.(1)                                      432,010         4,086,815
                                                                              ---------------
                                                                                   23,047,005
HEALTH CARE PROVIDERS & SERVICES--1.6%
Humana, Inc.(1)                                                      94,900         5,194,826
WellPoint, Inc.(1)                                                   65,560         3,727,742
                                                                              ---------------
                                                                                    8,922,568
PHARMACEUTICALS--4.3%
Merck & Co., Inc.                                                   287,327        10,355,265
Mylan, Inc.(1)                                                      644,028        13,608,312
                                                                              ---------------
                                                                                   23,963,577


                          1 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                 Shares            Value
                                                            ---------------   ---------------
INDUSTRIALS--1.2%
AEROSPACE & DEFENSE--0.1%
AerCap Holdings NV(1)                                                19,600   $       276,752
INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Ltd.                                              44,900         1,860,656
MACHINERY--0.8%
Navistar International Corp.(1)                                      73,550         4,259,281
INFORMATION TECHNOLOGY--16.8%
COMMUNICATIONS EQUIPMENT--2.8%
Harris Corp.                                                         72,110         3,266,583
QUALCOMM, Inc.                                                      246,830        12,215,617
                                                                              ---------------
                                                                                   15,482,200
INTERNET SOFTWARE & SERVICES--3.9%
eBay, Inc.(1)                                                       280,050         7,793,792
Google, Inc., Cl. A(1)                                               23,280        13,827,622
                                                                              ---------------
                                                                                   21,621,414
IT SERVICES--0.7%
MasterCard, Inc., Cl. A                                              17,370         3,892,791
SOFTWARE--9.4%
Microsoft Corp.                                                     159,270         4,446,818
Oracle Corp.                                                        280,300         8,773,390
Take-Two Interactive Software, Inc.(1)                            2,281,547        27,926,135
THQ, Inc.(1)                                                      1,781,530        10,796,072
                                                                              ---------------
                                                                                   51,942,415
MATERIALS--1.8%
CHEMICALS--1.8%
Celanese Corp., Series A                                            111,890         4,606,511
Potash Corp. of Saskatchewan, Inc.                                   35,200         5,450,016
                                                                              ---------------
                                                                                   10,056,527
METALS & MINING--0.0%
Kaiser Aluminum Corp.                                                   114             5,710
UTILITIES--0.9%
ELECTRIC UTILITIES--0.9%
Edison International, Inc.                                          134,730         5,200,578
                                                                              ---------------
Total Common Stocks (Cost $235,777,400)                                           267,370,431

                                                               Principal
                                                                 Amount
                                                            ---------------
ASSET-BACKED SECURITIES--3.9%
Ally Auto Receivables Trust 2010-2, Automobile
Receivables Nts., Series 2010-2, Cl. A2, 0.89%, 9/17/12     $       535,000           536,075
Ally Auto Receivables Trust 2010-4, Automobile
Receivables Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14            150,000           149,116
Ally Master Owner Trust 2010-1, Asset-Backed
Certificates, Series 2010-1, Cl. A, 2.01%, 1/15/13(2,3)             540,000           550,074
Ally Master Owner Trust 2010-3, Asset-Backed
Certificates, Series 2010-3, Cl. A, 2.88%, 4/15/13(2)               450,000           461,121


                          2 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                               Principal
                                                                 Amount            Value
                                                            ---------------   ---------------
AmeriCredit Automobile Receivables Trust 2009-1,
Automobile Receivables-Backed Nts., Series 2009-1, Cl.
A3, 3.04%, 10/15/13                                         $       775,000   $       789,242
AmeriCredit Automobile Receivables Trust 2010-4,
Automobile Receivables-Backed Nts., Series 2010-4, Cl.
D, 4.20%, 11/8/16                                                   275,000           271,046
AmeriCredit Prime Automobile Receivables Trust 2010-1,
Automobile Receivables Nts., Series 2010-1, Cl. A2,
0.97%, 1/15/13                                                      149,248           149,314
AmeriCredit Prime Automobile Receivables Trust 2010-2,
Automobile Receivables Nts., Series 2010-2, Cl. A2,
1.22%, 10/8/13                                                      225,000           225,720
Bank of America Auto Trust 2010-2, Automobile
Receivables, Series 2010-2, Cl. A2, 0.91%, 10/15/12                 380,000           380,761
Capital One Multi-Asset Execution Trust, Credit Card
Asset-Backed Certificates, Series 2008-A5, Cl. A5,
4.85%, 2/18/14                                                      600,000           607,505
CarMax Auto Owner Trust 2010-3, Automobile Asset-Backed
Nts., Series 2010-3, Cl. A3, 0.99%, 2/17/15                         135,000           134,260
Centre Point Funding LLC, Asset-Backed Nts., Series
2010-1A, Cl. 1, 5.43%, 7/20/15(2)                                   157,321           162,738
Chrysler Financial Lease Trust, Asset-Backed Nts.,
Series 2010-A, Cl. A2, 1.78%, 6/15/11(2)                            290,118           290,494
Citibank Credit Card Issuance Trust, Credit Card
Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15                310,000           326,145
Citibank Omni Master Trust, Credit Card Receivables,
Series 2009-A8, Cl. A8, 2.36%, 5/16/16(2,3)                         750,000           759,579
CNH Equipment Trust, Asset-Backed Certificates:
Series 2009-B, Cl. A3, 2.97%, 3/15/13                               178,557           179,338
Series 2010-A, Cl. A2, 0.81%, 3/25/15                               542,841           543,092
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 1.001%, 2/25/33(3)                            23,065            20,942
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36(3)                       1,282,069         1,098,233
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36(3)                         269,266           216,645
CWABS Asset-Backed Certificates Trust 2006-25,
Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
0.381%, 6/25/47(3)                                                  920,000           823,688
DaimlerChrysler Auto Trust 2007-A, Automobile Receivable
Nts., Series 2007-A, Cl. A4, 5.28%, 3/8/13                          566,942           580,846
DT Auto Owner Trust, Automobile Receivable Nts., Series
2009-1, Cl. A1, 2.98%, 10/15/15(2)                                  303,502           305,860
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
0.351%, 7/25/36(3)                                                  214,699           211,159
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
0.371%, 7/7/36(3)                                                   109,804           104,588
Ford Credit Auto Lease Trust, Automobile Receivable Nts.:
Series 2010-A, Cl. A, 1.04%, 3/15/13(2)                             290,378           290,639
Series 2010-B, Cl. A2, 0.75%, 10/15/12(4)                           560,000           560,001
Ford Credit Auto Owner Trust, Automobile Receivable Nts.:
Series 2009-E, Cl. A2, 0.80%, 3/15/12                               537,081           537,358
Series 2010-A, Cl. A4, 2.15%, 6/15/15                               785,000           799,852


                          3 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                               Principal
                                                                 Amount            Value
                                                            ---------------   ---------------
Ford Credit Floorplan Master Owner Trust 2009-2,
Asset-Backed Nts., Series 2009-2, Cl. A, 1.81%,
9/15/12(3)                                                  $       550,000   $       558,296
Ford Credit Floorplan Master Owner Trust 2010-1,
Asset-Backed Nts., Series 2010-1, Cl. A, 1.91%,
12/15/14(2,3)                                                       560,000           570,545
GE Capital Credit Card Master Note Trust, Asset-Backed
Nts., Series 2009-2, Cl. A, 3.69%, 7/15/15                          255,000           264,984
Harley-Davidson Motorcycle Trust 2006-3, Motorcycle
Contract-Backed Nts., Series 2006-3, Cl. A4, 5.22%,
6/15/13                                                             750,027           763,382
Harley-Davidson Motorcycle Trust 2009-2, Motorcycle
Contract-Backed Nts., Series 2009-2, Cl. A2, 2%, 7/15/12             33,356            33,376
Hertz Vehicle Financing LLC, Automobile Receivable Nts.,
Series 2010-1A, Cl. A1, 2.60%, 2/15/14(2)                           540,000           545,218
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2005-3,
Cl. A1, 0.521%, 1/20/35(3)                                          408,597           392,394
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2006-4,
Cl. A2V, 0.371%, 3/20/36(3)                                         129,847           129,351
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 1.61%, 3/15/16(3)              575,000           568,646
Merrill Auto Trust Securitization 2007-1, Asset-Backed
Nts., Series 2007-1, Cl. A4, 0.32%, 12/15/13(3)                     354,049           353,121
Morgan Stanley Resecuritization Trust, Automobile
Receivable Nts., Series 2010-F, Cl. A, 0.511%,
6/17/11(2,3)                                                      1,020,000         1,017,728
Navistar Financial Dealer Note Master Owner Trust,
Asset-Backed Nts., Series 2010-1, Cl. A, 1.911%,
1/26/15(2,3)                                                        900,000           902,194
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed
Nts., Series 2010-B, Cl. A3, 1%, 12/15/13                           500,000           499,393
Nissan Master Owner Trust, Automobile Receivable Nts.,
Series 2010-AA, Cl. A, 1.41%, 1/15/13(2,3)                          540,000           546,376
RASC Series 2006-KS7 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates, Series 2006-KS7,
Cl. A2, 0.361%, 9/25/36(3)                                          206,409           205,291
Santander Drive Auto Receivables Trust 2010-2,
Automobile Receivables Nts., Series 2010-2, Cl. A2,
0.95%, 8/15/13                                                      515,000           515,688
Santander Drive Auto Receivables Trust 2010-3,
Automobile Receivables Nts., Series 2010-3, Cl. C,
3.06%, 11/15/17                                                     545,000           542,325
Volkswagen Auto Lease Trust 2010-A, Automobile
Receivable Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13             495,000           494,177
World Financial Network Credit Card Master Note Trust,
Credit Card Receivables, Series 2009-A, Cl. A, 4.60%,
9/15/15                                                             545,000           560,426
                                                                              ---------------
Total Asset-Backed Securities (Cost $21,826,251)                                   21,528,342

MORTGAGE-BACKED OBLIGATIONS--28.1%
GOVERNMENT AGENCY--23.0%
FHLMC/FNMA/FHLB/SPONSORED--22.8%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/18                                                       91,663            96,790
5%, 8/15/33(5)                                                      264,013           278,750
5.50%, 9/1/39                                                     1,857,470         1,980,892
6%, 7/15/24                                                         108,555           119,190


                          4 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                               Principal
                                                                 Amount            Value
                                                            ---------------   ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
7%, 10/1/37                                                 $     1,917,182   $     2,167,390
8%, 4/1/16                                                           19,131            21,051
9%, 8/1/22-5/1/25                                                     6,554             7,419
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                       18,409            21,289
Series 2006-11, Cl. PS, 23.611%, 3/25/36(3)                         464,740           656,238
Series 2034, Cl. Z, 6.50%, 2/15/28                                  200,490           224,579
Series 2053, Cl. Z, 6.50%, 4/15/28                                  199,267           225,330
Series 2426, Cl. BG, 6%, 3/15/17                                    962,281         1,044,788
Series 2427, Cl. ZM, 6.50%, 3/15/32                               1,053,860         1,174,632
Series 2626, Cl. TB, 5%, 6/1/33                                   1,178,793         1,267,156
Series 2638, Cl. KG, 4%, 11/1/27                                  1,363,095         1,375,558
Series 2648, Cl. JE, 3%, 2/1/30                                     348,461           350,053
Series 2663, Cl. BA, 4%, 8/1/16                                     892,488           909,891
Series 2676, Cl. KB, 5%, 2/1/20                                     188,849           190,765
Series 2686, Cl. CD, 4.50%, 2/1/17                                  484,420           494,274
Series 2907, Cl. GC, 5%, 6/1/27                                     232,623           236,865
Series 2911, Cl. CU, 5%, 2/1/28                                     616,507           627,653
Series 2929, Cl. PC, 5%, 1/1/28                                     232,865           236,331
Series 2952, Cl. GJ, 4.50%, 12/1/28                                 129,287           130,525
Series 3019, Cl. MD, 4.75%, 1/1/31                                  656,260           674,542
Series 3025, Cl. SJ, 23.796%, 8/15/35(3)                             93,159           129,874
Series 3242, Cl. QA, 5.50%, 3/1/30                                  363,585           374,573
Series 3291, Cl. NA, 5.50%, 10/1/27                                 254,949           257,911
Series 3306, Cl. PA, 5.50%, 10/1/27                                 198,385           200,485
Series R001, Cl. AE, 4.375%, 4/1/15                                 149,182           152,163
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 183, Cl. IO, 13.81%, 4/1/27(6)                               286,982            56,056
Series 192, Cl. IO, 11.36%, 2/1/28(6)                                84,557            16,876
Series 2130, Cl. SC, 51.289%, 3/15/29(6)                            230,473            41,180
Series 243, Cl. 6, 1.559%, 12/15/32(6)                              348,919            67,972
Series 2527, Cl. SG, 36.639%, 2/15/32(6)                            119,699             5,688
Series 2531, Cl. ST, 58.869%, 2/15/30(6)                            182,697            11,522
Series 2639, Cl. SA, 20.531%, 7/15/22(6)                            751,524            79,526
Series 2796, Cl. SD, 68.653%, 7/15/26(6)                            352,177            62,403
Series 2802, Cl. AS, 96.401%, 4/15/33(6)                            394,477            35,108
Series 2920, Cl. S, 66.44%, 1/15/35(6)                            1,876,365           269,923
Series 3110, Cl. SL, 99.999%, 2/15/26(6)                            312,368            40,065
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security, Series 176, Cl. PO,
4.252%, 6/1/26(7)                                                    76,696            64,675
Federal National Mortgage Assn.:
3.50%, 1/1/26-1/1/41(8)                                           8,820,000         8,770,568
4%, 1/1/41(8)                                                    13,080,000        13,014,600
4.50%, 1/1/26-1/1/41(8)                                          18,583,000        19,149,804
5%, 1/1/41(8)                                                    14,677,000        15,431,486
5.50%, 1/1/26-1/1/41(8)                                          14,803,000        15,843,438
6%, 9/25/19-3/1/37                                                5,106,495         5,599,679


                          5 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                               Principal
                                                                 Amount            Value
                                                            ---------------   ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
6%, 11/1/34(5)                                              $     2,278,068   $     2,499,203
6%, 1/1/41(8)                                                     4,285,000         4,657,932
6.50%, 1/1/41(8)                                                  3,949,000         4,388,942
7%, 11/1/17                                                         354,691           379,947
7.50%, 1/1/33                                                       252,425           289,502
8.50%, 7/1/32                                                         9,518            10,722
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                   101,843           114,895
Trust 1998-61, Cl. PL, 6%, 11/25/28                                 318,714           352,258
Trust 2001-44, Cl. QC, 6%, 9/25/16                                  740,113           800,172
Trust 2003-130, Cl. CS, 13.579%, 12/25/33(3)                        603,369           693,995
Trust 2004-101, Cl. BG, 5%, 1/25/20                               2,400,000         2,566,820
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                                767,039           779,653
Trust 2004-9, Cl. AB, 4%, 7/1/17                                    158,318           162,586
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                           1,550,000         1,692,761
Trust 2005-12, Cl. JC, 5%, 6/1/28                                   579,751           592,595
Trust 2005-22, Cl. EC, 5%, 10/1/28                                  252,177           258,077
Trust 2005-30, Cl. CU, 5%, 4/1/29                                   283,758           291,610
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                               973,269         1,042,093
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                               160,000           170,409
Trust 2006-46, Cl. SW, 23.244%, 6/25/36(3)                          370,348           513,015
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                               269,886           272,013
Trust 2009-36, Cl. FA, 1.201%, 6/25/37(3)                         1,041,549         1,061,914
Trust 2009-37, Cl. HA, 4%, 4/1/19                                 1,479,183         1,561,851
Trust 2009-70, Cl. PA, 5%, 8/1/35                                 1,536,722         1,612,385
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 43.081%, 12/18/31(6)                          10,472             1,934
Trust 2001-65, Cl. S, 47.659%, 11/25/31(6)                          802,185           150,052
Trust 2001-68, Cl. SC, 47.068%, 11/25/31(6)                           7,104             1,295
Trust 2001-81, Cl. S, 37.703%, 1/25/32(6)                           182,252            36,132
Trust 2002-38, Cl. SO, 58.49%, 4/25/32(6)                           337,823            60,472
Trust 2002-47, Cl. NS, 35.934%, 4/25/32(6)                          371,188            69,709
Trust 2002-51, Cl. S, 36.234%, 8/25/32(6)                           340,833            63,956
Trust 2002-52, Cl. SD, 43.161%, 9/25/32(6)                          416,111            82,596
Trust 2002-7, Cl. SK, 45.809%, 1/25/32(6)                            13,681             2,097
Trust 2002-77, Cl. BS, 40.651%, 12/18/32(6)                          26,009             4,232
Trust 2002-77, Cl. IS, 51.925%, 12/18/32(6)                         575,550           112,557
Trust 2002-77, Cl. SH, 47.574%, 12/18/32(6)                         257,477            48,223
Trust 2002-9, Cl. MS, 36.417%, 3/25/32(6)                           255,186            46,159
Trust 2002-90, Cl. SN, 47.494%, 8/25/32(6)                           21,713             3,241
Trust 2002-90, Cl. SY, 51.563%, 9/25/32(6)                           10,718             1,649
Trust 2003-33, Cl. SP, 49.581%, 5/25/33(6)                          872,384           151,450
Trust 2003-4, Cl. S, 44.321%, 2/25/33(6)                            454,366            85,292
Trust 2003-46, Cl. IH, 5.83%, 6/1/33(6)                           2,885,005           357,474
Trust 2003-89, Cl. XS, 54.107%, 11/25/32(6)                         349,439            26,332
Trust 2004-54, Cl. DS, 51.535%, 11/25/30(6)                         368,619            46,922


                          6 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                               Principal
                                                                 Amount             Value
                                                            ---------------   ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2004-56, Cl. SE, 17.592%, 10/25/33(6)                 $     2,982,875   $       492,435
Trust 2005-14, Cl. SE, 41.477%, 3/25/35(6)                          472,693            64,501
Trust 2005-40, Cl. SA, 65.87%, 5/25/35(6)                         1,067,428           178,484
Trust 2005-71, Cl. SA, 68.442%, 8/25/25(6)                        1,150,420           157,127
Trust 2005-93, Cl. SI, 17.83%, 10/25/35(6)                          306,901            37,930
Trust 2006-60, Cl. DI, 41.383%, 4/25/35(6)                          310,487            45,397
Trust 2007-88, Cl. XI, 22.457%, 6/25/37(6)                        5,658,594           789,195
Trust 2008-67, Cl. KS, 34.057%, 8/25/34(6)                        1,211,807            90,788
Trust 214, Cl. 2, 36.323%, 3/1/23(6)                                484,622            96,618
Trust 222, Cl. 2, 20.205%, 6/1/23(6)                                624,059           116,929
Trust 247, Cl. 2, 35.138%, 10/1/23(6)                               139,505            29,735
Trust 252, Cl. 2, 32.363%, 11/1/23(6)                               504,923           101,873
Trust 319, Cl. 2, 6.156%, 2/1/32(6)                                 182,924            37,473
Trust 320, Cl. 2, 9.699%, 4/1/32(6)                                 813,458           223,817
Trust 331, Cl. 9, 14.989%, 2/1/33(6)                                 62,939            11,668
Trust 334, Cl. 17, 22.734%, 2/1/33(6)                               308,798            58,729
Trust 339, Cl. 12, 7.422%, 7/1/33(6)                                650,887           114,911
Trust 339, Cl. 7, 10.26%, 7/1/33(6)                               1,249,443           212,775
Trust 343, Cl. 13, 3.941%, 9/1/33(6)                                595,599           103,325
Trust 343, Cl. 18, 5.36%, 5/1/34(6)                                  97,833            16,975
Trust 345, Cl. 9, 3.365%, 1/1/34(6)                                 927,698           158,593
Trust 351, Cl. 10, 6.935%, 4/1/34(6)                                163,664            28,099
Trust 351, Cl. 8, 8.07%, 4/1/34(6)                                  333,605            57,356
Trust 356, Cl. 10, 11.176%, 6/1/35(6)                               279,388            47,707
Trust 356, Cl. 12, 11.687%, 2/1/35(6)                               139,722            23,953
Trust 362, Cl. 13, 0.119%, 8/1/35(6)                              1,554,911           262,082
Trust 364, Cl. 16, 4.034%, 9/1/35(6)                                661,448           116,998
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.778%,
9/25/23(7)                                                          239,674           213,946
                                                                              ---------------
                                                                                  126,194,069
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
3.375%, 4/8/26(3)                                                    14,230            14,676
7%, 1/29/24-4/29/26                                                 111,234           127,314
7.50%, 5/29/27                                                      482,983           557,892
8%, 5/30/17                                                          17,064            19,405
8.50%, 8/1/17-12/15/17                                                9,267            10,427
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 88.697%, 1/16/27(6)                         500,294            77,544
Series 2002-15, Cl. SM, 77.353%, 2/16/32(6)                         397,030            61,471
Series 2002-76, Cl. SY, 81.106%, 12/16/26(6)                      1,044,688           175,143
Series 2004-11, Cl. SM, 69.511%, 1/17/30(6)                         350,828            66,549
                                                                              ---------------
                                                                                    1,110,421


                          7 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                               Principal
                                                                 Amount             Value
                                                            ---------------   ---------------
NON-AGENCY--5.1%
COMMERCIAL--3.4%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45                       $       925,000   $       940,738
Series 2007-1, Cl. A4, 5.451%, 1/1/17                               790,000           825,373
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49                             980,000           959,648
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through
Certificates, Series 2007-4, Cl. 22A1, 5.87%, 6/1/47(3)             642,959           532,632
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. A4, 5.322%, 12/1/49              655,000           679,943
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through
Certificates, Series 2006-AB4, Cl. A1A, 6.005%,
10/25/36                                                            560,977           330,884
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Series 2010-C1, Cl. A1,
3.156%, 7/1/46(2)                                                   653,834           656,019
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Interest-Only Stripped Mtg.
Backed Security, Series 2010-C1, Cl. XPA, 4.82%,
9/1/20(4,6)                                                       5,240,000           467,867
First Horizon Alternative Mortgage Securities Trust
2004-FA2, Mtg. Pass-Through Certificates, Series
2004-FA2, Cl. 3A1, 6%, 1/25/35                                      526,857           529,037
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                   562,044           406,818
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39                135,479           136,257
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39                575,000           610,746
IndyMac INDX Mortgage Loan Trust 2005-AR23, Mtg.
Pass-Through Certificates, Series 2005-AR23, Cl. 6A1,
5.214%, 11/1/35(3)                                                  848,553           655,723
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(2)                          780,000           756,324
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(4)                       325,000           328,315
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                          230,000           235,546
Series 2007-LDP10, Cl. A3S, 5.317%, 4/1/13                          850,000           867,071
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                            230,000           239,578
Series 2007-LD11, Cl. A2, 5.802%, 6/15/49(3)                        715,000           740,812
JPMorgan Chase Commercial Mortgage Securities Trust
2006-LDP7, Commercial Mtg. Pass-Through Certificates,
Series 2006-LDP7, 5.872%, 4/1/45(3)                               1,180,000         1,225,709
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through
Certificates, Series 2007-S3, Cl. 1A90, 7%, 7/1/37                  841,737           657,336
LB-UBS Commercial Mortgage Trust 2006-C3, Commercial
Mtg. Pass-Through Certificates, Series 2006-C3, Cl.
AM, 5.712%, 3/11/39                                                 165,000           167,314
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg.
Pass-Through Certificates, Series 2004-13, Cl. 2A2,
2.83%, 4/1/34(3)                                                    492,497           498,062


                          8 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                               Principal
                                                                 Amount             Value
                                                            ---------------   ---------------
COMMERCIAL CONTINUED
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34          $       910,439   $       908,754
Merrill Lynch Mortgage Investors Trust 2005-A5, Mtg.
Pass-Through Certificates, Series 2005-A5, Cl. A9,
2.752%, 6/1/35(3)                                                   701,995           622,891
ML-CFC Commercial Mortgage Trust 2006-3, Commercial
Mtg. Pass-Through Certificates, Series 2006-3, Cl. AM,
5.456%, 7/12/46                                                   1,095,000         1,107,101
NCUA Guaranteed Notes, Asset-Backed Nts., Series
2010-R3, Cl. 2A, 0.825%, 12/8/20(3)                               1,100,000         1,098,625
Wachovia Bank Commercial Mortgage Trust 2007-C34,
Commercial Mtg. Pass-Through Certificates, Series
2007-C34, Cl. A3, 5.678%, 7/1/17                                    585,000           611,392
WaMu Mortgage Pass-Through Certificates 2005-AR14
Trust, Mtg. Pass-Through Certificates, Series
2005-AR14, Cl. 1A4, 2.671%, 12/1/35(3)                              453,125           390,486
Wells Fargo Commercial Mortgage Trust 2010-C1,
Commercial Mtg. Pass-Through Certificates, Series
2010-C1, Cl. A1, 3.349%, 10/1/57(2)                                 427,670           429,018
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2007-AR8, Cl.
A1, 6.134%, 11/1/37(3)                                              596,630           484,362
                                                                              ---------------
                                                                                   19,100,381
MULTIFAMILY--0.5%
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg.
Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A,
5.77%, 6/1/36(3)                                                    562,832           524,871
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Pass-Through Certificates, Series 2001-3, Cl. A2,
6.07%, 6/1/38                                                       730,000           749,720
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
3A1, 3.203%, 3/25/36(3)                                           1,366,708         1,217,646
                                                                              ---------------
                                                                                    2,492,237
OTHER--0.1%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39               710,000           749,102
RESIDENTIAL--1.1%
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 2004-E, Cl. 2A6,
2.87%, 6/1/34(3)                                                    421,431           401,024
CHL Mortgage Pass-Through Trust 2006-6, Mtg.
Pass-Through Certificates, Series 2006-6, Cl. A3, 6%,
4/1/36                                                              604,927           553,635
Countrywide Alternative Loan Trust 2005-29CB, Mtg.
Pass-Through Certificates, Series 2005-29CB, Cl. A4,
5%, 7/1/35                                                        1,896,868         1,517,173
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36                   609,948           587,709
JPMorgan Alternative Loan Trust 2006-S4, Mtg.
Pass-Through Certificates, Series 2006-S4, Cl. A6,
5.71%, 12/1/36                                                      603,981           544,617
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                                      271,818           273,855


                          9 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                               Principal
                                                                 Amount             Value
                                                            ---------------   ---------------
RESIDENTIAL CONTINUED
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                                 $        54,317   $        34,456
Structured Adjustable Rate Mortgage Loan Trust, Mtg.
Pass-Through Certificates, Series 2004-5, Cl. 3A1,
2.602%, 5/1/34(3)                                                   790,035           747,331
WaMu Mortgage Pass-Through Certificates 2007-HY7
Trust, Mtg. Pass-Through Certificates, Series
2007-HY7, Cl. 2A1, 5.629%, 7/1/37(3)                                708,170           498,766
WaMu Mortgage Pass-Through Certificates Series
2007-HY5 Trust, Mtg. Pass-Through Certificates, Series
2007-HY5, Cl. 3A1, 5.743%, 5/1/37(3)                                544,510           498,036
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg.
Asset-Backed Pass-Through Certificates, Series
2007-PA5, Cl. 1A1, 6.25%, 11/1/37                                   464,914           406,595
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates, Series 2004-R, Cl.
2A1, 2.872%, 9/1/34(3)                                              214,338           208,085
                                                                              ---------------
                                                                                    6,271,282
                                                                              ---------------
Total Mortgage-Backed Obligations (Cost $152,896,570)                             155,917,492
U.S. GOVERNMENT OBLIGATIONS--0.5%
Federal Home Loan Mortgage Corp. Nts.:
1.75%, 9/10/15                                                      675,000           664,217
5%, 2/16/17                                                         240,000           270,578
5.25%, 4/18/16                                                      425,000           486,719
Federal National Mortgage Assn. Nts.:
1.625%, 10/26/15                                                    635,000           619,632
4.875%, 12/15/16                                                    200,000           224,503
5%, 3/15/16                                                         270,000           305,381
                                                                              ---------------
Total U.S. Government Obligations (Cost $2,565,544)                                 2,571,030
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.3%
CONSUMER DISCRETIONARY--1.7%
AUTO COMPONENTS--0.1%
BorgWarner, Inc., 4.625% Sr. Unsec. Unsub. Nts., 9/15/20            483,000           477,770
DIVERSIFIED CONSUMER SERVICES--0.1%
Service Corp. International, 6.75% Sr. Unsec. Nts.,
4/1/15                                                              530,000           545,900
HOTELS, RESTAURANTS & LEISURE--0.3%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts.,
8/15/15(2)                                                          780,000           816,662
Marriott International, Inc., 6.20% Sr. Unsec. Unsub.
Nts., 6/15/16                                                       580,000           634,876
                                                                              ---------------
                                                                                    1,451,538
HOUSEHOLD DURABLES--0.2%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts.,
6/15/14                                                             398,000           431,673
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                      554,000           531,148
Whirlpool Corp., 8% Sr. Unsec. Nts., 5/1/12                         410,000           441,964
                                                                              ---------------
                                                                                    1,404,785
LEISURE EQUIPMENT & PRODUCTS--0.2%
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13                                     490,000           527,073


                          10 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                               Principal
                                                                 Amount             Value
                                                            ---------------   ---------------
LEISURE EQUIPMENT & PRODUCTS CONTINUED
6.125% Sr. Unsec. Nts., 6/15/11                             $       505,000   $       515,747
                                                                              ---------------
                                                                                    1,042,820
MEDIA--0.7%
Comcast Cable Communications Holdings, Inc., 9.455% Sr.
Unsec. Nts., 11/15/22                                               317,000           439,461
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625%
Sr. Unsec. Unsub. Nts., 5/15/16                                     935,000         1,037,831
Interpublic Group of Co., Inc. (The), 10% Sr. Unsec.
Nts., 7/15/17                                                       450,000           528,750
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                    487,000           562,485
Time Warner Entertainment Co. LP, 8.375% Sr. Nts.,
7/15/33                                                             279,000           353,094
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                      296,000           350,418
Virgin Media Secured Finance plc, 6.50% Sr. Sec. Nts.,
1/15/18                                                             535,000           565,763
                                                                              ---------------
                                                                                    3,837,802
SPECIALTY RETAIL--0.1%
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11                 770,000           782,442
CONSUMER STAPLES--0.7%
BEVERAGES--0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 1/15/19(2)                                             770,000           959,639
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14               495,000           543,263
                                                                              ---------------
                                                                                    1,502,902
FOOD & STAPLES RETAILING--0.1%
Delhaize Group, 5.70% Sr. Unsec. Nts., 10/1/40(2)                   339,000           323,813
FOOD PRODUCTS--0.2%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                                63,000            66,270
8.50% Sr. Unsec. Nts., 6/15/19                                      365,000           428,636
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18                550,000           597,438
                                                                              ---------------
                                                                                    1,092,344
TOBACCO--0.2%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                  588,000           852,335
Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 5/1/40               320,000           329,046
                                                                              ---------------
                                                                                    1,181,381
ENERGY--1.4%
ENERGY EQUIPMENT & SERVICES--0.2%
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                        475,000           479,808
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds,
8/1/36                                                              340,000           348,345
                                                                              ---------------
                                                                                      828,153
OIL, GAS & CONSUMABLE FUELS--1.2%
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Unsub.
Nts., 12/15/17                                                      495,000           533,981
Energy Transfer Partners LP:
5.65% Sr. Unsec. Unsub. Nts., 8/1/12                                210,000           222,580
7.50% Sr. Unsec. Unsub. Bonds, 7/1/38                               375,000           437,557
Enterprise Products Operating LLP, 7.50% Sr. Unsec.
Unsub. Nts., 2/1/11                                                 430,000           431,907
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr.
Unsec. Nts., 6/1/13                                                 980,000         1,061,411


                          11 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                               Principal
                                                                 Amount             Value
                                                            ---------------   ---------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Kinder Morgan Energy Partners LP, 6.50% Sr. Unsec.          $       428,000   $       443,598
Unsub. Nts., 9/1/39
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                 279,000           271,162
ONEOK Partners LP, 7.10% Sr. Unsec. Nts., 3/15/11                   226,000           228,726
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19             345,000           377,344
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr.
Sec. Nts., 9/30/14(2)                                               305,000           330,012
Rockies Express Pipeline LLC:
3.90% Sr. Unsec. Unsub. Nts., 4/15/15(2)                            605,000           598,984
5.625% Sr. Unsec. Unsub. Nts., 4/15/20(2)                           365,000           353,445
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18                     510,000           577,575
Woodside Finance Ltd., 4.50% Nts., 11/10/14(2)                      770,000           810,042
                                                                              ---------------
                                                                                    6,678,324
FINANCIALS--5.1%
CAPITAL MARKETS--0.8%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec.
Nts., 8/15/19(2)                                                    780,000           803,100
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
2/15/34                                                             570,000           544,726
Macquarie Group Ltd., 4.875% Sr. Unsec. Nts., 8/10/17(2)            865,000           848,103
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20(2)                            218,000           220,646
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17                   1,275,000         1,330,058
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub.
Nts., 12/1/12                                                       525,000           537,416
UBS AG Stamford, CT, 2.25% Sr. Unsec. Nts., 8/12/13                 533,000           537,887
                                                                              ---------------
                                                                                    4,821,936
COMMERCIAL BANKS--1.3%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts.,
12/21/12(2)                                                         530,000           538,434
Barclays Bank plc, 6.278% Perpetual Bonds(9)                      1,160,000           986,000
BNP Paribas SA, 5.186% Sub. Perpetual Nts.(2,9)                     560,000           513,800
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts.,
4/15/37                                                             742,000           710,465
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(3)           1,370,000         1,274,100
Huntington BancShares, Inc., 7% Sub. Nts., 12/15/20                 875,000           922,936
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(2)             535,000           493,074
Sanwa Bank Ltd. (The), 7.40% Sub. Nts., 6/15/11                     500,000           509,534
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds,
Series K(9)                                                       1,096,000         1,161,760
                                                                              ---------------
                                                                                    7,110,103
CONSUMER FINANCE--0.2%
American Express Bank FSB, 5.55% Sr. Unsec. Nts.,
10/17/12                                                            470,000           502,935
Capital One Capital IV, 6.745% Sub. Bonds, 2/17/37(3)               845,000           842,888
                                                                              ---------------
                                                                                    1,345,823
DIVERSIFIED FINANCIAL SERVICES--0.9%
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts.,
1/5/21                                                              210,000           217,678
Citigroup, Inc.:
5.375% Sr. Unsec. Nts., 8/9/20                                    1,052,000         1,095,082
6.01% Sr. Unsec. Nts., 1/15/15                                      529,000           580,849


                          12 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                               Principal
                                                                 Amount             Value
                                                            ---------------   ---------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(9)     $       585,000   $       506,025
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(9)          1,515,000         1,615,855
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38            788,000           820,176
                                                                              ---------------
                                                                                    4,835,665
INSURANCE--1.5%
American International Group, Inc.:
5.85% Sr. Unsec. Nts., Series G, 1/16/18                            505,000           522,222
6.40% Sr. Unsec. Unsub. Nts., 12/15/20                              530,000           557,104
CNS Financial Corp., 5.875% Sr. Unsec. Unsub. Bonds.,
8/15/20                                                             540,000           538,640
Genworth Financial, Inc., 8.625% Sr. Unsec. Unsub. Nts.,
12/15/16                                                            479,000           539,321
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts.,
8/15/12(2)                                                          490,000           519,937
Hartford Financial Services Group, Inc. (The), 5.25% Sr.
Unsec. Nts., 10/15/11                                               545,000           561,179
Irish Life & Permanent Group Holdings plc, 3.60% Sr.
Unsec. Unsub. Nts., 1/14/13(2)                                      720,000           646,157
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds,
4/20/67                                                           1,050,000           979,125
Manulife Financial Corp., 4.90% Sr. Unsec. Unsub. Nts.,
9/17/20                                                             310,000           295,579
PartnerRe Finance B LLC, 5.50% Sr. Unsec. Nts., 6/1/20              500,000           504,429
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub.
Nts., 9/17/12                                                       524,000           544,040
RenRe North America Holdings, Inc., 5.75% Sr. Unsec.
Nts., 3/15/20                                                       547,000           550,128
Swiss Re Capital I LP, 6.854% Perpetual Bonds(2,9)                1,010,000           969,876
ZFS Finance USA Trust IV, 5.875% Sub. Bonds, 5/9/32(2)              604,000           591,697
                                                                              ---------------
                                                                                    8,319,434
REAL ESTATE INVESTMENT TRUSTS--0.4%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub.
Nts., 9/15/11                                                       225,000           233,548
Brandywine Operating Partnership LP, 5.75% Sr. Unsec.
Unsub. Nts., 4/1/12                                                 277,000           286,918
Liberty Property LP, 7.25% Sr. Unsec. Unsub. Nts.,
3/15/11                                                             540,000           546,207
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts.,
1/15/12                                                             208,000           213,463
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts.,
3/1/12                                                              514,000           528,306
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub.
Nts., 10/1/12(2)                                                    241,000           255,596
                                                                              ---------------
                                                                                    2,064,038
HEALTH CARE--0.6%
BIOTECHNOLOGY--0.2%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                      540,000           525,239
Genzyme Corp., 5% Sr. Unsec. Nts., 6/15/20                          513,000           539,595
                                                                              ---------------
                                                                                    1,064,834
HEALTH CARE PROVIDERS & SERVICES--0.3%
Laboratory Corp. of America Holdings, 4.625% Nts.,
11/15/20                                                            400,000           397,169
Quest Diagnostic, Inc., 5.75% Sr. Unsec. Nts., 1/30/40              580,000           554,391
WellPoint, Inc., 5% Sr. Unsec. Unsub. Nts., 1/15/11                 485,000           485,515
                                                                              ---------------
                                                                                    1,437,075


                          13 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                               Principal
                                                                 Amount             Value
                                                            ---------------   ---------------
PHARMACEUTICALS--0.1%
Hospira, Inc., 5.60% Sr. Unsec. Unsub. Nts., 9/15/40        $       175,000   $       172,615
Mylan, Inc., 6% Sr. Nts., 11/15/18(2)                               565,000           556,525
                                                                              ---------------
                                                                                      729,140
INDUSTRIALS--0.9%
AEROSPACE & DEFENSE--0.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16              526,000           547,698
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                   475,000           521,313
                                                                              ---------------
                                                                                    1,069,011
COMMERCIAL SERVICES & SUPPLIES--0.3%
Browning-Ferris Industries, Inc., 7.40% Sr. Unsec.
Debs., 9/15/35                                                      180,000           213,636
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                525,000           559,781
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts.,
1/15/12                                                             515,000           527,516
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts.,
8/15/11                                                             445,000           459,447
                                                                              ---------------
                                                                                    1,760,380
INDUSTRIAL CONGLOMERATES--0.2%
General Electric Capital Corp., 4.25% Sr. Unsec. Nts.,
Series A, 6/15/12                                                   495,000           514,962
Tyco International Ltd./Tyco International Finance SA,
6.875% Sr. Unsec. Unsub. Nts., 1/15/21                              436,000           525,561
                                                                              ---------------
                                                                                    1,040,523
MACHINERY--0.1%
SPX Corp., 7.625% Sr. Unsec. Nts., 12/15/14                         585,000           639,113
PROFESSIONAL SERVICES--0.1%
FTI Consulting, Inc., 6.75% Sr. Nts., 10/1/20(2)                    550,000           548,625
INFORMATION TECHNOLOGY--0.6%
COMMUNICATIONS EQUIPMENT--0.3%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                       985,000         1,011,591
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                         490,000           516,151
                                                                              ---------------
                                                                                    1,527,742
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts.,
11/1/15                                                             990,000           960,760
IT SERVICES--0.1%
SAIC, Inc., 5.95% Sr. Unsec. Unsub. Nts., 12/1/40(2)                329,000           334,781
SOFTWARE--0.1%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20               700,000           643,427
MATERIALS--1.1%
CHEMICALS--0.5%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                       828,000           880,036
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                               456,000           450,950
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                       485,000           561,388
CF Industries, Inc., 6.875% Sr. Unsec. Unsub. Nts.,
5/1/18                                                              531,000           569,498
Potash Corp., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40                323,000           327,160
                                                                              ---------------
                                                                                    2,789,032
CONTAINERS & PACKAGING--0.3%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16                          555,000           600,788
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17                          643,000           708,007
Sonoco Products Co., 5.75% Sr. Unsec. Unsub. Nts.,
11/1/40                                                             270,000           261,199
                                                                              ---------------
                                                                                    1,569,994


                          14 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                               Principal
                                                                 Amount             Value
                                                            ---------------   ---------------
METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts.,
4/1/17                                                      $       759,000   $       840,674
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15               31,000            33,429
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                               170,000           180,365
6% Sr. Unsec. Unsub. Nts., 10/15/15                                 296,000           324,106
Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub.
Bonds, 11/15/16(2)                                                   78,000            85,668
                                                                              ---------------
                                                                                    1,464,242
TELECOMMUNICATION SERVICES--0.7%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                         485,000           513,351
British Telecommunications plc, 9.875% Bonds, 12/15/30              325,000           434,263
Embarq Corp., 6.738% Sr. Unsec. Nts., 6/1/13                        505,000           548,845
Frontier Communications Corp., 8.25% Sr. Unsec. Nts.,
4/15/17                                                             527,000           581,018
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                 480,000           543,600
Telus Corp., 8% Nts., 6/1/11                                        224,000           230,132
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts.,
2/15/38                                                             318,000           352,955
                                                                              ---------------
                                                                                    3,204,164
WIRELESS TELECOMMUNICATION SERVICES--0.1%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17                  370,000           417,754
UTILITIES--0.5%
ELECTRIC UTILITIES--0.4%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(2)            465,000           499,045
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts.,
8/15/39                                                             317,000           308,185
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts.,
8/15/13                                                             350,000           353,787
Northeast Utilities, 7.25% Sr. Unsec. Nts., 4/1/12                  525,000           561,609
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19(2)              540,000           688,579
                                                                              ---------------
                                                                                    2,411,205
GAS UTILITIES--0.1%
AmeriGas Partners LP, 7.25% Sr. Unsec. Nts., 5/20/15                515,000           531,738
                                                                              ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $71,258,419)                 73,790,513

                                                                 Shares
                                                            ---------------
INVESTMENT COMPANIES--22.2%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
Shares, 0.00%(10,11)                                                897,212           897,212
Oppenheimer Institutional Money Market Fund, Cl. E,
0.21%(10,12)                                                    121,955,448       121,955,448
                                                                              ---------------
Total Investment Companies (Cost $122,852,660)                                    122,852,660
TOTAL INVESTMENTS, AT VALUE (COST $607,176,844)                       116.2%      644,030,468
Liabilities in Excess of Other Assets                                 (16.2)      (89,680,732)
                                                            ---------------   ---------------
Net Assets                                                            100.0%  $   554,349,736
                                                            ===============   ===============


                          15 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $21,550,167 or 3.89% of the Fund's net assets as of December 31, 2010.

(3.) Represents the current interest rate for a variable or increasing rate security.

(4.) Restricted security. The aggregate value of restricted securities as of December 31, 2010 was $1,356,183, which represents 0.24% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                UNREALIZED
                                                     ACQUISITION                              APPRECIATION
SECURITY                                                DATE          COST         VALUE     (DEPRECIATION)
-------------------------------------------------   ------------   ----------   ----------   --------------
Deutsche Mortgage & Asset Receiving, Commercial
Mtg. Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security, Series 2010-C1,
Cl. XPA, 4.82%, 9/1/20                                10/27/10     $  478,161   $  467,867      $(10,294)
Ford Credit Auto Lease Trust, Automobile
Receivable Nts., Series 2010-B, Cl. A2, 0.75%,
10/15/12                                              10/21/10        559,989      560,001            12
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through Certificates,
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49             7/14/10        320,938      328,315         7,377
                                                                   ----------   ----------      --------
                                                                   $1,359,088   $1,356,183      $ (2,905)
                                                                   ==========   ==========      ========

(5.) All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $347,222. See accompanying Notes.

(6.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $6,562,140 or 1.18% of the Fund's net assets as of December 31, 2010.

(7.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $278,621 or 0.05% of the Fund's net assets as of December 31, 2010.

(8.) When-issued security or delayed delivery to be delivered and settled after December 31, 2010. See accompanying Notes.

(9.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(10.) Rate shown is the 7-day yield as of December 31, 2010.

(11.) Interest rate is less than 0.0005%.

(12.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                        SHARES            GROSS        GROSS          SHARES
                                  SEPTEMBER 30, 2010    ADDITIONS   REDUCTIONS   DECEMBER 31, 2010
                                  ------------------   ----------   ----------   -----------------
Oppenheimer Institutional Money
Market Fund, Cl. E                     61,571,966      98,206,674   37,823,192      121,955,448

                                      VALUE       INCOME
                                  ------------   -------
Oppenheimer Institutional Money
Market Fund, Cl. E                $121,955,448   $52,399

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:


                          16 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                        LEVEL 3--
                                     LEVEL 1--         LEVEL 2--       SIGNIFICANT
                                    UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                                  QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                                  -------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary         $ 10,052,561       $         --          $--       $ 10,052,561
   Consumer Staples                 28,359,799                 --           --         28,359,799
   Energy                           26,640,916                 --           --         26,640,916
   Financials                       31,785,681                 --           --         31,785,681
   Health Care                      55,933,150                 --           --         55,933,150
   Industrials                       6,396,689                 --           --          6,396,689
   Information Technology           92,938,820                 --           --         92,938,820
   Materials                        10,062,237                 --           --         10,062,237
   Utilities                         5,200,578                 --           --          5,200,578
Asset-Backed Securities                     --         21,528,342           --         21,528,342
Mortgage-Backed Obligations                 --        155,917,492           --        155,917,492
U.S. Government Obligations                 --          2,571,030           --          2,571,030
Non-Convertible Corporate Bonds
   and Notes                                --         73,790,513           --         73,790,513
Investment Companies               122,852,660                 --           --        122,852,660
                                  ------------       ------------          ---       ------------
Total Investments, at Value        390,223,091        253,807,377           --        644,030,468
OTHER FINANCIAL INSTRUMENTS:
Futures margins                        122,574                 --           --            122,574
                                  ------------       ------------          ---       ------------
Total Assets                      $390,345,665       $253,807,377          $--       $644,153,042
                                  ------------       ------------          ---       ------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                   $    (34,156)      $         --          $--       $    (34,156)
                                  ------------       ------------          ---       ------------
Total Liabilities                 $    (34,156)      $         --          $--       $    (34,156)
                                  ------------       ------------          ---       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF DECEMBER 31, 2010 ARE AS FOLLOWS:

                                                                                       UNREALIZED
                                              NUMBER OF   EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION               BUY/SELL   CONTRACTS      DATE         VALUE      (DEPRECIATION)
--------------------------------   --------   ---------   ----------   -----------   --------------
U.S. Treasury Long Bonds, 20 yr.        Buy         105      3/22/11   $12,823,125      $(61,863)
U.S. Treasury Nts., 2 yr.              Sell          89      3/31/11    19,482,656         6,739
U.S. Treasury Nts., 5 yr.              Sell           9      3/31/11     1,059,469        19,916
U.S. Treasury Nts., 10 yr.             Sell          17      3/22/11     2,047,438        (9,308)
U.S. Ultra Bonds                        Buy           5      3/22/11       635,469        10,153
                                                                                        --------
                                                                                        $(34,363)
                                                                                        ========


                          17 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are


                          18 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities             $89,808,914
Sold securities                    8,236,634

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the


                          19 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.


                          20 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended December 31, 2010, the Fund had an average market value of $22,749,781 and $18,273,016 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

                          21 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.

     For the period ended December 31, 2010, the Fund had average notional amounts of $530,000 and $530,000 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.


                          22 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     As of December 31, 2010, the Fund had no such credit default swaps outstanding.

RESTRICTED SECURITIES

As of December 31, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 607,626,862
Federal tax cost of other investments      (9,096,606)
                                        --------------
Total federal tax cost                  $ 598,530,256
                                        ==============
Gross unrealized appreciation           $  64,446,341
Gross unrealized depreciation            (28,077,098)
                                        --------------
Net unrealized appreciation             $  36,369,243
                                        ==============


                          23 | OPPENHEIMER BALANCED FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2011